Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($)		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets
Other assets		$ 7,965,952		$ 7,185,537
Total assets		958,630,077		993,095,828
Liabilities
Other liabilities		1,053,063		1,142,278
Shareholders' equity		83,866,317		88,451,040		$ 85,059,395	$ 86,425,336
Total liabilities and shareholders' equity		958,630,077		993,095,828
Citizens Holding Company [Member]
Assets
Cash		1,595,939	[1]	2,369,429	[1]	$ 1,444,895	$ 2,196,895
Investment in bank subsidiary	[1]	82,002,089		85,729,466
Other assets	[1]	268,289		352,145
Total assets		83,866,317		88,451,040
Liabilities
Other liabilities		0		0
Shareholders' equity		83,866,317		88,451,040
Total liabilities and shareholders' equity		$ 83,866,317		$ 88,451,040

[1]	Fully or partially eliminates in consolidation.